Investment in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [line items]
Beginning balance	$ 81
Share of (losses)/gains	8	$ 14	$ 3
Ending balance	77	81
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	136	145
Additions	4	17
Share of (losses)/gains	(8)	(14)
System Fund share of losses	(2)	(1)
Dividends and distributions	0	(7)
Exchange and other adjustments	2	(4)
Ending balance	132	136	145
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(55)	(35)
Charge for the year	0	(23)
Exchange and other adjustments	0	3
Ending balance	(55)	(55)	$ (35)
Material associates [Member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method	42	43
Other associates [Member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method	$ 35	$ 38